Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (loss) Before Income Tax from Continuing Operations

The Company’s income (loss) before income tax from continuing operations consists of:

	For the year ended December 31,
	2018	2017	2016
Non-PRC	$(16,308)	$(3,123)	$(5,323)
PRC	62,891	48,167	4,929
Total	$46,583	$45,044	$(394)

Schedule of Income (loss) Before Income Tax from Discontinued Operations	The Company’s income (loss) before income tax from discontinued operations consists of:
	For the year ended December 31,
	2018	2017	2016
Non-PRC	$—	$—	$—
PRC	—	—	2,338
Total	$—	$—	$2,338

Schedule of Income Taxes Attributed to Continuing Operations

Income taxes attributed to the continuing operations in China consist of:

	For the year ended December 31,
	2018	2017	2016
Current income tax expenses	$(7,326)	$(13,260)	$(3,671)
Deferred tax benefits	(3,146)	4,921	1,007
Total income tax expense	$(10,472)	$(8,339)	$(2,664)

Schedule of Income from Continuing Operations Before Income Taxes

The following is a reconciliation of the Company’s total income tax expenses to the amount computed by applying the PRC statutory income tax rate of 25% to its income from continuing operations before income taxes for the years ended December 31, 2018, 2017 and 2016:

	For the year ended December 31,
	2018	2017	2016
Income (loss) from continuing operations before income taxes	$46,583	$45,044	$(394)
Income tax benefit (expense) at the PRC statutory rate	(11,646)	(11,261)	99
International tax rate differential	(3,929)	(781)	(1,331)
Super deduction for research and development expenses	1,835	1,257	461
Non-deductible expenses	(1,865)	(577)	(1,141)
Other adjustments	14	(5)	89
Effect of preferential tax rate	6,562	5,406	1,635
Change in valuation allowance	(1,429)	(2,309)	(2,430)
Effect of PRC withholding tax	(14)	(69)	(59)
Effect of prior year adjustment and restatement	—	—	13
Income tax expense	$(10,472)	$(8,339)	$(2,664)

Schedule Company's Deferred Tax Assets

The tax effects of temporary differences from continuing operations that give rise to the Company’s deferred tax assets are as follows:

	December 31,
	2018	2017
Inventories	355	275
Accrued expenses	3,761	8,483
Deferred government grants	1,066	684
Fixed assets	3,115	3,484
Tax losses carried forward	5,212	6,375
Less: valuation allowance	(7,711)	(9,981)
Deferred tax assets	$5,798	$9,320

Schedule of Changes in Unrecognized Tax Benefits

The changes in unrecognized tax benefits are as follows:

	For the year ended December 31,
	2018	2017	2016
Balance at January 1	1,873	1,842	2,027
Additions for tax positions of the current year	7	271	183
Additions for tax positions of the prior years	—	—	—
Settlement with the taxing authority	—	—	—
Lapse of statute of limitations	(199)	(240)	(368)
Balance at December 31	$1,681	$1,873	$1,842